General_Consolidated subsidiaries (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Woori FIS Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori FIS Co., Ltd.		Woori FIS Co., Ltd.
Main business		System software development & maintenance		System software development & maintenance
Percentage of ownership		100.00%		100.00%
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 103,932		₩ 141,329
Liabilities		71,386		105,821
Operating revenue		252,460		244,783
Net income (loss) attributable to owners		1,940		1,048
Comprehensive income (loss) attributable to owners		₩ (2,963)		₩ 1,432
Woori Private Equity Asset Management Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Private Equity Asset Management Co., Ltd.		Woori Private Equity Asset Management Co., Ltd.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 42,894		₩ 97,338
Liabilities		2,670		53,244
Operating revenue		7,257		2,154
Net income (loss) attributable to owners		(4,114)		312
Comprehensive income (loss) attributable to owners		₩ (4,074)		₩ 219
Woori Finance Research Institute Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Finance Research Institute Co., Ltd.		Woori Finance Research Institute Co., Ltd.
Main business		Other service business		Other service business
Percentage of ownership		100.00%		100.00%
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 3,790		₩ 3,710
Liabilities		350		334
Operating revenue		4,733		4,445
Net income (loss) attributable to owners		83		108
Comprehensive income (loss) attributable to owners		₩ 64		₩ 100
Woori Card Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Card Co., Ltd.		Woori Card Co., Ltd.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 8,605,993		₩ 7,606,108
Liabilities		6,973,705		6,180,893
Operating revenue		1,771,157		1,555,373
Net income (loss) attributable to owners		101,214		109,393
Comprehensive income (loss) attributable to owners		₩ 107,321		₩ 116,381
Woori Investment Bank Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Investment Bank Co., Ltd.		Woori Investment Bank Co., Ltd.
Main business		Other credit finance business		Other credit finance business
Percentage of ownership		59.80%	[1]	58.20%
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity issued a rights offering that entitles its existing shareholders to buy additional shares directly from the entity in proportion to its existing holders. But, some shareholders opted not to buy the new share and Woori Bank was able to purchase more shares than they would be in accordance with their ownership percentage. This purchase resulted in the increase of its ownership percentage.		The entity issued a rights offering that entitles its existing shareholders to buy additional shares directly from the entity in proportion to its existing holders. But, some shareholders opted not to buy the new share and Woori Bank was able to purchase more shares than they would be in accordance with their ownership percentage. This purchase resulted in the increase of its ownership percentage.
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 1,880,157		₩ 1,576,627
Liabilities		1,588,610		1,404,566
Operating revenue		183,376		178,572
Net income (loss) attributable to owners		20,023		23,872
Comprehensive income (loss) attributable to owners		₩ 20,210		₩ 23,897
Woori Credit Information Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Credit Information Co., Ltd.		Woori Credit Information Co., Ltd.
Main business		Credit information		Credit information
Percentage of ownership		100.00%		100.00%
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 33,298		₩ 31,292
Liabilities		6,175		4,416
Operating revenue		31,580		27,884
Net income (loss) attributable to owners		861		543
Comprehensive income (loss) attributable to owners		₩ 752		₩ 618
Woori America Bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori America Bank		Woori America Bank
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 1,954,301		₩ 2,186,049
Liabilities		1,679,248		1,973,263
Operating revenue		81,337		73,909
Net income (loss) attributable to owners		11,869		15,266
Comprehensive income (loss) attributable to owners		₩ (16,833)		₩ 20,899
Woori Global Markets Asia Limited
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Global Markets Asia Limited		Woori Global Markets Asia Limited
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 290,226		₩ 272,008
Liabilities		178,343		147,581
Operating revenue		11,345		7,255
Net income (loss) attributable to owners		1,922		1,863
Comprehensive income (loss) attributable to owners		₩ (12,544)		₩ 5,582
Woori Bank China Limited
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Bank (China) Limited		Woori Bank (China) Limited
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 4,960,637		₩ 4,984,017
Liabilities		4,458,683		4,466,812
Operating revenue		388,913		475,174
Net income (loss) attributable to owners		13,809		32,025
Comprehensive income (loss) attributable to owners		₩ (15,252)		₩ 11,505
AO Woori Bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		AO Woori Bank		AO Woori Bank
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 201,704		₩ 239,860
Liabilities		149,101		188,474
Operating revenue		15,656		16,221
Net income (loss) attributable to owners		4,748		5,650
Comprehensive income (loss) attributable to owners		₩ 1,217		₩ 15,553
PT Bank Woori Saudara Indonesia 1906 Tbk
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		PT Bank Woori Saudara Indonesia 1906 Tbk		PT Bank Woori Saudara Indonesia 1906 Tbk
Main business		Finance		Finance
Percentage of ownership		79.90%	[1]	74.00%
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity issued a rights offering that entitles its existing shareholders to buy additional shares directly from the entity in proportion to its existing holders. But, some shareholders opted not to buy the new share and Woori Bank was able to purchase more shares than they would be in accordance with their ownership percentage. This purchase resulted in the increase of its ownership percentage.		The entity issued a rights offering that entitles its existing shareholders to buy additional shares directly from the entity in proportion to its existing holders. But, some shareholders opted not to buy the new share and Woori Bank was able to purchase more shares than they would be in accordance with their ownership percentage. This purchase resulted in the increase of its ownership percentage.
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 2,230,617		₩ 2,089,822
Liabilities		1,745,171		1,693,111
Operating revenue		192,485		179,014
Net income (loss) attributable to owners		38,488		24,573
Comprehensive income (loss) attributable to owners		₩ (18,689)		₩ 48,542
Banco Woori Bank do Brasil S.A
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Banco Woori Bank do Brasil S.A.		Woori Brazil Bank
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 213,889		₩ 241,229
Liabilities		181,544		206,043
Operating revenue		20,455		17,059
Net income (loss) attributable to owners		1,843		2,786
Comprehensive income (loss) attributable to owners		₩ (2,840)		₩ 9,600
Korea BTL Infrastructure Fund
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Korea BTL Infrastructure Fund		Korea BTL Infrastructure Fund
Main business		Finance		Finance
Percentage of ownership		99.90%		99.90%
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 786,480		₩ 784,770
Liabilities		301		299
Operating revenue		30,240		33,476
Net income (loss) attributable to owners		26,390		29,617
Comprehensive income (loss) attributable to owners		₩ 26,390		₩ 29,617
Woori Fund Service Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Fund Service Co., Ltd		Woori Fund Service Co., Ltd
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 12,653		₩ 11,386
Liabilities		1,242		1,372
Operating revenue		9,021		7,787
Net income (loss) attributable to owners		1,398		1,011
Comprehensive income (loss) attributable to owners		₩ 1,398		₩ 1,011
Woori Finance Cambodia PLC
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Finance Cambodia PLC.		Woori Finance Cambodia
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 51,304		₩ 32,405
Liabilities		32,873		24,751
Operating revenue		5,895		4,545
Net income (loss) attributable to owners		983		1,250
Comprehensive income (loss) attributable to owners		₩ (473)		₩ 1,494
Woori Finance Myanmar Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Finance Myanma Co., Ltd		Woori Finance Myanmar
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 18,236		₩ 4,305
Liabilities		5,307		2,651
Operating revenue		2,506		380
Net income (loss) attributable to owners		791		(613)
Comprehensive income (loss) attributable to owners		₩ 15		₩ (569)
Wealth Development Bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Wealth Development Bank		Wealth Development Bank
Main business		Finance		Finance
Percentage of ownership		51.00%		51.00%
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 191,049		₩ 209,779
Liabilities		156,808		174,446
Operating revenue		13,632		12,519
Net income (loss) attributable to owners		1,323		1,248
Comprehensive income (loss) attributable to owners		₩ (1,093)		₩ 1,876
Woori Bank Vietnam Limited
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Bank Vietnam Limited		Woori Bank Vietnam Limited
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 775,758		₩ 159,223
Liabilities		632,160		278
Operating revenue		29,698
Net income (loss) attributable to owners		2,436		(346)
Comprehensive income (loss) attributable to owners		₩ (15,347)		₩ 3,545
Kumho Trust First Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Kumho Trust First Co., Ltd.		Kumho Trust First Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%	[2]	0.00%
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Asiana Saigon Inc
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Asiana Saigon Inc.		Asiana Saigon Inc.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%	[2]	0.00%
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
AnDong Raja First Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		An-Dong Raja First Co., Ltd.	[3]	An-Dong Raja First Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership				0.00%
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		Due to liquidation during the year ended of December 31, 2017, the entity was excluded from the scope for consolidation.		Due to liquidation during the year ended of December 31, 2017, the entity was excluded from the scope for consolidation.
Consus Eighth Co LLC
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Consus Eighth Co., LLC		Consus Eighth Co., LLC
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%	[2]	0.00%
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
KAMCO Value Recreation First Securitization Specialty Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		KAMCO Value Recreation First Securitization Specialty Co., Ltd.		KAMCO Value Recreation First Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		15.00%	[2]	15.00%
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Hermes STX Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Hermes STX Co., Ltd.		Hermes STX Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%	[2]	0.00%
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
BWL First Co LLC
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		BWL First Co., LLC		BWL First Co., LLC
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%	[2]	0.00%
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Poongsan Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Poongsan Co., Ltd.	[3]	Woori Poongsan Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership				0.00%
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		Due to liquidation during the year ended of December 31, 2017, the entity was excluded from the scope for consolidation.		Due to liquidation during the year ended of December 31, 2017, the entity was excluded from the scope for consolidation.
Deogi Dream Fourth Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Deogi Dream Fourth Co., Ltd.		Deogi Dream Fourth Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%	[2]	0.00%
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Jeonju Iwon Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Jeonju Iwon Ltd.		Jeonju Iwon Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%	[2]	0.00%
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Wonju I one Inc
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Wonju I one Inc.		Wonju I one Inc.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%	[2]	0.00%
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Heitz Third Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Heitz Third Co., Ltd.		Heitz Third Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%	[2]	0.00%
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woorihansoop First Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woorihansoop 1st Co., Ltd.		Woorihansoop 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%	[2]	0.00%
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Electric Cable First Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Electric Cable First Co., Ltd		Electric Cable First Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%	[2]	0.00%
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori International First Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori International First Co., Ltd.		Woori International First Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%	[2]	0.00%
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HJ First Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori HJ First Co., Ltd.		Woori HJ First Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%	[2]	0.00%
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori WEBST First Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Woori WEBST 1st Co., Ltd.
Main business		Asset securitization
Percentage of ownership	[2]	0.00%
Explanation of newly added subsidiaries to consolidation		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
HNLD First Inc
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		HNLD 1st Inc.
Main business		Asset securitization
Percentage of ownership	[2]	0.00%
Explanation of newly added subsidiaries to consolidation		TThe entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Wibihansoop First Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Wibihansoop 1st Co., Ltd.
Main business		Asset securitization
Percentage of ownership	[2]	0.00%
Explanation of newly added subsidiaries to consolidation		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Uri QS First Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Uri QS 1st Co., Ltd.
Main business		Asset securitization
Percentage of ownership	[2]	0.00%
Explanation of newly added subsidiaries to consolidation		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Uri Display First Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Uri Display 1st Co., Ltd.
Main business		Asset securitization
Percentage of ownership	[2]	0.00%
Explanation of newly added subsidiaries to consolidation		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Tiger Eyes Second Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Tiger Eyes 2nd Co., Ltd.
Main business		Asset securitization
Percentage of ownership	[2]	0.00%
Explanation of newly added subsidiaries to consolidation		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Serveone First Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Woori Serveone 1st Co., Ltd.
Main business		Asset securitization
Percentage of ownership	[2]	0.00%
Explanation of newly added subsidiaries to consolidation		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
HeungkukWoori Tech Company Private Placement Investment Trust No.1 and 5 beneficiary certificates
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries	[4]	HeungkukWoori Tech Company Private Placement Investment Trust No.1 and 5 beneficiary certificates
Main business		Securities investment and others
Explanation of newly added subsidiaries to consolidation		The entity is a structured entity for the purpose of investment in securities and is in scope for consolidation, considering that the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Principle Guaranteed Trust
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Principle Guaranteed Trust		Principle Guaranteed Trust
Main business		Trust		Trust
Percentage of ownership		0.00%	[5]	0.00%
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a money trust under the Financial Investment Services and Capital Markets Act and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a money trust under the Financial Investment Services and Capital Markets Act and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Principle and Interest Guaranteed Trust
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Principle and Interest Guaranteed Trust		Principle and Interest Guaranteed Trust
Main business		Trust		Trust
Percentage of ownership		0.00%	[5]	0.00%
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a money trust under the Financial Investment Services and Capital Markets Act and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a money trust under the Financial Investment Services and Capital Markets Act and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Private Equity Fund
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank and Woori Private Equity Asset Management Co., Ltd	[6]	Woori Bank and Woori Private Equity Co., Ltd
Subsidiaries		Woori Private Equity Fund		Woori Private Equity Fund
Main business		Other financial business		Other financial business
Percentage of ownership				31.90%
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		Due to liquidation of Woori Private Equity Asset Management Co., Ltd. during the year ended December 31, 2017 the entity was excluded from the scope for consolidation.		Due to liquidation of Woori Private Equity Asset Management Co., Ltd. during the year ended December 31, 2017 the entity was excluded from the scope for consolidation.
Woori EL Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Private Equity Fund	[6]	Woori Private Equity Fund
Subsidiaries		Woori EL Co Ltd		Woori EL Co Ltd
Main business		Other financial business		Other financial business
Percentage of ownership				100.00%
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		Due to liquidation of Woori Private Equity Asset Management Co., Ltd. during the year ended December 31, 2017 the entity was excluded from the scope for consolidation.		Due to liquidation of Woori Private Equity Asset Management Co., Ltd. during the year ended December 31, 2017 the entity was excluded from the scope for consolidation.
Dongwoo First Securitization Specialty Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank		Woori Investment Bank
Subsidiaries		Dongwoo First Securitization Specialty Co Ltd		Dongwoo First Securitization Specialty Co Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership		5.00%	[2]	5.00%
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a money trust under the Financial Investment Services and Capital Markets Act and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a money trust under the Financial Investment Services and Capital Markets Act and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Seari First Securitization Specialty Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank
Subsidiaries		Seari First Securitization Specialty Co., Ltd.
Main business		Asset securitization
Percentage of ownership	[2]	5.00%
Explanation of newly added subsidiaries to consolidation		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Namjong First Securitization Specialty Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank
Subsidiaries		Namjong 1st Securitization Specialty Co., Ltd.
Main business		Asset securitization
Percentage of ownership	[2]	5.00%
Explanation of newly added subsidiaries to consolidation		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Bukgeum First Securitization Specialty Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank
Subsidiaries		Bukgeum First Securitization Specialty Co., Ltd.
Main business		Asset securitization
Percentage of ownership	[2]	5.00%
Explanation of newly added subsidiaries to consolidation		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
TUTU FinanceWCI Myanmar Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.		Woori Card Co., Ltd.
Subsidiaries		TUTU FinanceWCI Myanmar Co Ltd		TUTU FinanceWCI Myanmar Co Ltd
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Woori Card one of 2017-1 Securitization Specialty Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.
Subsidiaries		Woori Card one of 2017-1 Securitization Specialty Co., Ltd.
Main business		Asset securitization
Percentage of ownership	[2]	5.00%
Explanation of newly added subsidiaries to consolidation		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Card one of 2017-2 Securitization Specialty Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.
Subsidiaries		Woori Card one of 2017-2 Securitization Specialty Co., Ltd.
Main business		Asset securitization
Percentage of ownership	[2]	5.00%
Explanation of newly added subsidiaries to consolidation		The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Money trust under the FISCM Act
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets	[7]	₩ 1,560,672		₩ 1,525,145
Liabilities	[7]	1,530,760		1,495,815
Operating revenue	[7]	44,344		55,540
Net income (loss) attributable to owners	[7]	582		697
Comprehensive income (loss) attributable to owners	[7]	582		697
Structured entity for the securitization of financial assets
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets	[8]	867,583		487,431
Liabilities	[8]	1,275,719		895,824
Operating revenue	[8]	22,730		29,480
Net income (loss) attributable to owners	[8]	1,179		6,912
Comprehensive income (loss) attributable to owners	[8]	(2,800)		7,138
Structured entity for the investments in securities
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets	[9]	34,939		4,397,163
Liabilities	[9]	76		1,898,977
Operating revenue	[9]	377		137,896
Net income (loss) attributable to owners	[9]	(475)		56,605
Comprehensive income (loss) attributable to owners	[9]	₩ (38,592)		₩ 61,535

[1]	The entity issued a rights offering that entitles its existing shareholders to buy additional shares directly from the entity in proportion to its existing holders. But, some shareholders opted not to buy the new share and Woori Bank was able to purchase more shares than they would be in accordance with their ownership percentage. This purchase resulted in the increase of its ownership percentage.
[2]	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
[3]	Due to liquidation during the year ended of December 31, 2017, the entity was excluded from the scope for consolidation.
[4]	The entity is a structured entity for the purpose of investment in securities and is in scope for consolidation, considering that the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
[5]	The entity is a money trust under the Financial Investment Services and Capital Markets Act and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
[6]	Due to liquidation of Woori Private Equity Asset Management Co., Ltd. during the year ended December 31, 2017 the entity was excluded from the scope for consolidation.
[7]	The Group provides with financial guarantee of principal and interest or principal only to some of its trust products. Due to the financial guarantees, the Group may be obliged to supplement when the principal and interest or principal of the trust product sold is short of the guaranteed amount depending on the result of investment performance of the trust product.
[8]	The structured entity is established for the purpose of securitization of project financing loans, corporate bonds, and other financial assets. The Group is involved with the structured entity through providing with credit facility over asset-backed commercial papers issued by the entity, originating loans directly to the structured entity, or purchasing 100% of the subordinated debts issued by the structured entity.
[9]	The structured entity is established for the purpose of investments in securities. The Group acquires beneficiary certificates through its contribution of fund to the structured entity, and it is exposed to the risk that it may not be able to recover its fund depending on the result of investment performance of asset managers of the structured entity